Leases (Details) - Schedule of Total Lease Costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Fixed Payment	$ 2,064	$ 2,252